Long Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Long-term Debt, Unclassified [Abstract]
Summary of Components of Long-term Debt
The table below summarizes the components of the Company’s long-term debt (in thousands):

	September 30, 2021	December 31, 2020
First lien facility due 2022	$—	$289,000
Convertible debenture notes due 2024	221,115	214,541
2021 Credit Agreement due 2026	298,500	—

Total debt	519,615	503,541
Less: unamortized original issue discount	(15,600)	(16,126)
Less: unamortized debt issuance costs	(1,832)	(3,867)

Total debt, net	502,183	483,548

Current portion of debt	3,000	17,000
Less: current portion of unamortized original issue discount	—	(4,312)
Less: current portion of unamortized debt issuance costs	—	(1,740)

Total current portion of debt, net	3,000	10,948

Total long-term debt, net	$499,183	$472,600

The table below summarizes the components of the Company’s long-term debt (in thousands):

	December 31,
	2020	2019
First lien facility due 2022	289,000	306,000
Convertible debenture notes due 2024	214,541	200,000

Total debt	503,541	506,000
Less: unamortized original issue discount	(16,126)	(19,806)
Less: unamortized debt issuance costs	(3,867)	(5,573)

Total debt, net	483,548	480,621
Current portion of debt	17,000	17,000
Less: current portion of unamortized original issue discount	(4,312)	(3,687)
Less: current portion of unamortized debt issuance costs	(1,740)	(1,624)

Total current portion of debt, net	10,948	11,689

Total long-term debt, net	$472,600	$468,932

Summary of Future Principal Payments, Including in Kind Interest	Future principal payments, including in kind interest, are as follows (in thousands):

December 31,	Amount
2021	17,000
2022	272,000
2023	—
2024	277,287
Thereafter	—

Total	$566,287

Schedule of Future Amortization of Debt Issuance Costs and Original Issue Discount
The future amortization of debt issuance costs and original issue discount related to the 2016 Credit Agreement, the Revolving Credit Facility and Convertible Debentures are as follows (in thousands):

December 31,	Amount
2021	$6,052
2022	6,453
2023	3,528
2024	3,961

Total	$19,994